Stock-Based Compensation (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2013 Abbott item	Dec. 31, 2012 Abbott item	Jan. 02, 2013 Stock Options	Mar. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Mar. 31, 2013 RSAs & RSUs	Dec. 31, 2012 RSAs & RSUs	Dec. 31, 2011 RSAs & RSUs	Dec. 31, 2010 RSAs & RSUs
Stock-Based Compensation
Stock compensation expense recognized	$ 87	$ 91	$ 187	$ 163	$ 167
Number of awards received in connection with the separation						1	1
Assumptions on which the expense related to stock options granted is based
Risk-free interest rate (as a percent)									1.10%	1.20%	2.70%	2.90%
Average life of options									6 years	6 years	6 years	6 years
Volatility (as a percent)									32.63%	21.00%	21.00%	22.00%
Dividend yield (as a percent)									4.30%	3.60%	4.10%	3.20%
Fair value per stock option (in dollars per share)									$ 6.87
Options
Outstanding at the beginning of the period (in shares)								13,285	13,285	25,783
Options converted (in shares)								47,718
Granted (in shares)									2,169	944
Exercised (in shares)									(4,017)	(13,347)
Lapsed (in shares)									(31)	(95)
Outstanding at the end of the period (in shares)									45,839	13,285	25,783
Exercisable at the end of the period (in shares)									42,163	12,329
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)								$ 50.80	$ 50.80	$ 49.77
Options converted (in dollars per share)								$ 27.00
Granted (in dollars per share)									$ 36.01	$ 62.54
Exercised (in dollars per share)									$ 26.42	$ 49.62
Lapsed (in dollars per share)									$ 19.87	$ 53.88
Outstanding at the end of the period (in dollars per share)									$ 27.49	$ 50.80	$ 49.77
Exercisable at the end of the period (in dollars per share)									$ 27.12	$ 50.09
Weighted average remaining life (in years)
Outstanding at the end of the period									4 years 1 month 6 days	3 years 8 months 12 days	4 years 1 month 6 days
Exercisable at end of the period									3 years 8 months 12 days	3 years 7 months 6 days
Aggregate intrinsic value
Outstanding at the end of the period									616	196
Exercisable at the end of the period									582	190
Additional information
Unrecognized compensation cost									5	1
Period for recognition of unrecognized compensation cost									2 years	3 years			2 years	3 years
Share units
Unvested shares at the beginning of the period (in shares)													5,044	4,710
Awards converted (in shares)													15,394
Granted (in shares)													5,381	2,749
Vested (in shares)													(7,134)	(2,164)
Lapsed (in shares)													(76)
Outstanding at the end of the period (in shares)													13,565
Unvested shares at the end of the period (in shares)													13,399	5,044	4,710
Weighted average grant date fair value
Unvested shares at the beginning of the period (in dollars per share)													$ 53.12	$ 50.29
Awards converted (in dollars per share)													$ 27.55
Granted (in dollars per share)													$ 35.27	$ 56.07
Vested (in dollars per share)													$ 27.29	$ 51.23
Lapsed (in dollars per share)													$ 29.53	$ 48.62
Outstanding at the end of the period (in dollars per share)													$ 30.74
Unvested shares at the end of the period (in dollars per share)													$ 30.78	$ 53.12	$ 50.29
Additional information
Fair market value of awards vested													267	123	74	53
Unrecognized compensation cost													$ 217	$ 90